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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.
1. Name and address of issuer:

Connecticut General Life Insurance Company and CG Variable Life Insurance Separate Account A 700 Cottage Grove Road, Hartford, CT 06152-2204

2. Name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check box but do not list series or classes) /X/

3. Investment Company Act File Number:
     811-07317
   Securities Act File Number:
     33-60967

4(a). Last day of fiscal year for which this Form is filed: December 31, 1999

4(b). / / Check box if this Form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)
     Not Applicable

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

4(c). / / Check box if this is the last time the Issuer will be filing this Form.


5. Calculation of registration fee:

(i)        Aggregate sale price of securities
           sold during the fiscal year pursuant
           to section 24(f):                                          $5,152,434
                                                                      ----------

(ii)       Aggregate price of securities
           redeemed or repurchased during
           the fiscal year:                                           $   55,387
                                                                      ----------

(iii)      Aggregate price of securities
           redeemed or repurchased during
           any prior fiscal year ending no

           earlier than October 11, 1995
           that were not previously used to
           reduce registration fees payable
           to the Commission:                                         $        0
                                                                      ----------


(iv)       Total available redemption credits
           [add Items 5(ii) and 5(iii)]:                              $   55,387
                                                                      ----------

(v)        Net sales - if Item 5(i)is greater than
           Item 5(iv) [subtract Item 5(iv)
           from Item 5(i)]:                                           $5,097,046
                                                                      ----------

(vi)       Redemption credits available for                           $       (0)
           use in future years -- if Item                             ----------
           5(i)is less than Item 5(iv)[subtract
           Item 5(iv)from Item 5(i)]:

(vii)      Multiplier for determining
           registration fee(See
           Instruction C.9):                                          x  .000278
                                                                      ----------

(viii)     Registration fee due [multiply Item 5(v)
           by Item 5(vii)](enter
           "0" if no fee is due):                                    =$ 1,416.98
                                                                     -----------

6. Prepaid Shares

   If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due -- if this Form is being filed more than 90 days after the end
   of the issuer's fiscal year (see Instruction D):                  $         0
                                                                     -----------

8. Total of the amount of the registration fee due plus any interest due [line
   5(viii) plus line 7]:                                            =$  1,416.98
                                                                    ------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 24, 2000

     Method of Delivery:

               /X/   Wire Transfer
               / /   Mail or other means

                                SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)* /s/____________________________________
                                         Peter J. Vogt
                                   Vice President and Actuary

  Date  March 29, 2000


  *Please print the name and title of the signing officer below the signature.